UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07749

     T. Rowe Price Financial Services Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE FINANCIAL SERVICES FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 87.9%

BANKS 11.8%

Major Banks 7.3%
Bank of America	246,600	9,348
BNP Paribas (EUR)	21,500	2,175
Citigroup	190,100	4,072
Erste Bank der Oesterreich Sparkasse (EUR)	49,610	3,232
JPMorgan Chase	92,600	3,977
Societe Generale (EUR)	24,300	2,378
		25,182
Regional/Savings Banks 4.5%
First Horizon National (1)	253,900	3,557
SunTrust	119,900	6,611
U.S. Bancorp	85,100	2,754
Wells Fargo	91,600	2,666
		15,588

Total Banks		40,770

CAPITAL MARKETS 19.3%

Capital Markets 19.3%
Affiliated Managers Group (1)(2)	56,300	5,109
Bank of New York Mellon	162,000	6,760
BOVESPA Holding (BRL)	62,300	840
Cohen & Steers	63,900	1,693
Deutsche Boerse (EUR)	10,700	1,727
Eaton Vance	47,100	1,437
Federated Investors, Class B	42,800	1,676
Fortress Investment Group, Class A (1)	239,300	2,939
Franklin Resources	41,900	4,064
Goldman Sachs	9,100	1,505
Lazard	159,600	6,097
Legg Mason	33,300	1,864
Lehman Brothers (1)	71,300	2,684
Merrill Lynch	172,300	7,019
Morgan Stanley	167,800	7,668
Nymex Holdings	20,000	1,812
Och-Ziff Capital Management	182,900	3,841
Raymond James Financial (1)	126,000	2,895
State Street	19,000	1,501
Waddell & Reed Financial, Class A	100,300	3,223
Total Capital Markets		66,354
FINANCE 14.2%
Consumer Finance 3.7%
Capital One Financial (1)	90,300	4,445
Discover Financial (1)	196,000	3,208
SLM Corporation (1)(2)	197,000	3,024
Visa, Class A (2)	32,700	2,039
		12,716
Diversified Financials 7.6%
CIT Group (1)	134,000	1,588
H&R Block	1,010,300	20,974
McGraw-Hill	46,000	1,699
Moody's (1)	56,500	1,968
		26,229
Thrift & Mortgage Finance 2.9%
Fannie Mae	181,600	4,780
Freddie Mac	205,800	5,211
		9,991
Total Finance		48,936
INSURANCE 35.3%
Insurance 35.3%
ACE Limited	70,600	3,887
American International Group	231,700	10,021
Ameriprise Financial	70,400	3,650
Aon	240,000	9,648
Assurant	125,000	7,607
Assured Guaranty	214,300	5,087
CIGNA	52,800	2,142
CNinsure, ADR (1)(2)	273,000	3,148
Genworth Financial, Class A	746,100	16,892
Hartford Financial Services	77,200	5,849
Lincoln National	72,000	3,744
MetLife	198,400	11,956
Munich Re (EUR)	14,100	2,759
Principal Financial Group	49,400	2,753
Prudential (GBP)	156,900	2,073
Prudential Financial	149,200	11,675
Seabright Insurance (2)	211,915	3,122
Sony Financial (JPY)	300	1,222
StanCorp Financial Group	89,600	4,275
The Travelers Companies	122,200	5,847
White Mountains Insurance Group	8,900	4,272
Total Insurance		121,629
MISCELLANEOUS 4.5%

Other 4.5%
AT&T	54,900	2,103
BJ Services	75,700	2,158
Cablevision, Class A (1)(2)	114,900	2,462
Microsoft	58,700	1,666
Motorola (1)	211,300	1,965
Tyco Electronics	60,000	2,059
Tyco International	71,400	3,145
Total Miscellaneous		15,558
REAL ESTATE 2.8%
Real Estate 2.8%
Centex (1)	120,800	2,925
KB Home (1)	76,000	1,879
St. Joe (1)	110,100	4,727
Total Real Estate		9,531
Total Common Stocks (Cost $346,765)		302,778
CONVERTIBLE PREFERRED STOCKS 6.2%
BANKS 4.3%
Major Banks 4.3%
Bank of America	3,650	3,801
Citigroup	227,900	10,927
Total Banks		14,728
CAPITAL MARKETS 1.0%
Capital Markets 1.0%
Affiliated Managers Group	51,000	2,124
Merrill Lynch, Acquisition Date: 1/18/08
Acquisition Cost $1,600 (2)(3)	16	1,284
Total Capital Markets		3,408
INSURANCE 0.9%
Insurance 0.9%
Aspen Insurance	64,500	3,233
Total Insurance		3,233
Total Convertible Preferred Stocks (Cost $23,641)		21,369
CONVERTIBLE BONDS 0.5%
National City, 4.00%, 2/1/11	2,108,000	1,731
Total Convertible Bonds (Cost $1,727)		1,731
CORPORATE BONDS 0.6%
HUB International, 10.25%, 6/15/15 (4)	2,680,000	1,970
Total Corporate Bonds (Cost $2,450)		1,970
SHORT-TERM INVESTMENTS 4.9%
Money Market Funds 4.9%
T. Rowe Price Reserve Investment Fund, 3.29% (5)(6)	17,053,306	17,053
Total Short-Term Investments (Cost $17,053)		17,053
SECURITIES LENDING COLLATERAL 10.9%
Money Market Trust 10.9%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.28% (5)	37,406,195	37,406
Total Securities Lending Collateral (Cost $37,406)		37,406
Total Investments in Securities
111.0% of Net Assets (Cost $429,042)		$382,307

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at March 31, 2008 -- total value of such securities at period-end amounts to $37,572. See Note 3.
(2)	Non-income producing
(3)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1,284 and represents 0.4% of net assets.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,970 and represents 0.6% of net assets.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depository Receipts
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

(6) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund
3.29%	¤	¤	$ 136	$ 17,053	$ 15,994

Totals			$ 136	$ 17,053	$ 15,994

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:
Investment in securities, at cost	$ 17,053
Dividend income	136
Interest income	-
Investment income	$ 136
Realized gain (loss) on securities	-
Capital gain distributions from
mutual funds	-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Financial Services Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Financial Services Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital and a modest level of income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk) Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs Investments in Securities

Level 1 – quoted prices $ 323,779,000 Level 2 – significant other observable inputs 57,244,000 Level 3 – significant unobservable inputs 1,284,000 Total $ 382,307,000

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. On March 31, 2008, the value of loaned securities was $37,572,000; aggregate collateral received included U.S. government securities valued at $988,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $429,042,000. Net unrealized loss aggregated $46,721,000 at period-end, of which $8,070,000 related to appreciated investments and $54,791,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Financial Services Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008